General	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business
Business

Rocky Mountain High Brands, Inc. (“RMHB” or the “Company”) was incorporated under the laws of the State of Nevada. On July 17, 2014, the Company changed its name from Republic of Texas Brands Incorporated to Totally Hemp Crazy, Inc and on October 23, 2015, the Company changed its name to Rocky Mountain High Brands, Inc.

RMHB currently operates through its parent company, four wholly-owned subsidiaries and one minority-owned subsidiary, which the Company controls. All subsidiaries are consolidated for financial reporting purposes.

RMHB is a consumer goods company that specializes in developing, manufacturing, marketing, and distributing high-quality, health conscious, cannabidiol (“CBD”) and hemp- infused products that span various categories including beverage, food, fitness, skin care and more. RMHB also markets a naturally high alkaline spring water as part of our brand portfolio.

In March 2018, the Company launched the HEMPd brand with tinctures, gummies, water soluble drops, capsules, lotions, salves, and E-juice liquids and cartridges. The Company plans to introduce CBD-infused waters and additional HEMPd product offerings during the remainder of 2018. HEMPd products are marketed through the Company’s Rocky Mountain Hemp Company subsidiary. Customer shipments of HEMPd products began in late March 2018.

The Company continues to market its lineup of four naturally flavored hemp-infused functional beverages (Citrus Energy, Black Tea, Mango Energy and Lemonade) and a low-calorie Coconut Lime Energy drink, as well as hemp-infused 2oz. Mango Energy Shots and Mixed Berry Energy Shots. RMHB also bottles and distributes its naturally high alkaline spring water under the name Eagle Spirit Spring Water.

Rocky Mountain High Brands, Inc. (“RMHB” or the “Company”) was incorporated under the laws of the State of Nevada. On July 17, 2014, the Company changed its name from Republic of Texas Brands Incorporated to Totally Hemp Crazy, Inc and on October 23, 2014, the Company changed its name to Rocky Mountain High Brands, Inc.

RMHB currently operates four wholly-owned subsidiaries and one 49% owned subsidiary, which the Company controls. All subsidiaries are consolidated for financial reporting purposes.

RMHB is a consumer goods company that specializes in developing, manufacturing, marketing, and distributing high-quality, health conscious, cannabidiol (“CBD”) and hemp- infused products that span various categories including beverage, food, fitness, skin care and more. RMHB also markets a naturally high alkaline spring water as part of our brand portfolio.

In March 2018, the Company launched the HEMPd brand with tinctures, gummies, water soluble drops, capsules, lotions, salves, and E-juice liquids and cartridges. The Company plans to introduce CBD-infused waters and additional HEMPd product offerings during the remainder of 2018. HEMPd products are marketed through the Company’s Rocky Mountain Hemp Company subsidiary. Customer shipments of HEMPd products began in late March 2018.

The Company continues to market its lineup of four naturally flavored hemp-infused functional beverages (Citrus Energy, Black Tea, Mango Energy and Lemonade) and a low-calorie Coconut Lime Energy drink, as well as hemp-infused 2oz. Mango Energy Shots and Mixed Berry Energy Shots. RMHB also bottles and distributes its naturally high alkaline spring water under the name Eagle Spirit Spring Water.